RiverNorth Opportunities Fund, Inc.

Statement of Investments

September 30, 2024 (Unaudited)

Shares	Description	Value (Note 2)
CLOSED-END FUNDS - COMMON SHARES (77.71%)
Great Britain - 10.29%
594,131	Pershing Square Holdings Ltd.	$28,221,223

United States - 67.42%
277,709	Aberdeen Emerging Markets Equity Income Fund, Inc.	1,564,890
100	Advent Convertible and Income Fund	1,174
274,908	Avenue Income Credit Strategies Fund	1,819,892
298,560	Barings Participation Investors	5,057,606
1,188,825	BlackRock Capital Allocation Term Trust	19,556,171
1,355,618	BlackRock ESG Capital Allocation Term Trust	24,048,663
549,708	BlackRock Health Sciences Term Trust	8,707,375
123,344	BlackRock Municipal Income Quality Trust	1,485,062
341,608	BlackRock Municipal Income Trust	3,610,797
331,830	BlackRock Municipal Income Trust II	3,736,406
32,936	BlackRock MuniHoldings California Quality Fund, Inc.	379,423
167,757	BlackRock MuniHoldings Fund, Inc.	2,122,126
287,842	BlackRock MuniHoldings Quality Fund II, Inc.	3,077,031
141,200	BlackRock MuniVest Fund II, Inc.	1,608,268
99,091	BlackRock MuniVest Fund, Inc.	753,092
187,151	BlackRock MuniYield Fund, Inc.	2,139,136
300,215	BlackRock MuniYield Quality Fund II, Inc.	3,248,326
914,358	BlackRock Resources & Commodities Strategy Trust	8,777,837
460,914	BlackRock Science and Technology Term Trust	8,849,549
486,946	Calamos Long/Short Equity & Dynamic Income Trust(a)	7,639,209
369,753	Clough Global Dividend and Income Fund	2,177,845
102,996	Clough Global Equity Fund	714,710
1,095,000	Clough Global Opportunities Fund(a)	5,967,750
228,975	First Trust High Yield Opportunities 2027 Term Fund	3,462,102
186,138	India Fund, Inc.	3,540,345
151,400	Invesco Advantage Municipal Income Trust II	1,409,534
32,374	Invesco Dynamic Credit Opportunity Fund	355,137
207,133	Invesco Municipal Opportunity Trust	2,127,256
313,036	Miller/Howard High Dividend Fund	3,815,909
75,200	Neuberger Berman Municipal Fund, Inc.	835,472
322,328	Nuveen AMT-Free Municipal Credit Income Fund	4,315,972
36,587	Nuveen AMT-Free Municipal Value Fund	520,267
616,459	Nuveen AMT-Free Quality Municipal Income Fund(a)	7,379,014
189,217	Nuveen California Quality Municipal Income Fund	2,249,790
133,401	Nuveen Municipal Credit Income Fund	1,747,553
714,435	Nuveen Municipal Value Fund, Inc.(a)	6,444,204
143,155	Nuveen New York Quality Municipal Income Fund	1,687,797
138,430	Nuveen Quality Municipal Income Fund	1,713,763
341,951	PIMCO Global StocksPLUS & Income Fund	2,868,969
1,275,236	Saba Capital Income & Opportunities Fund(a)	9,679,041
845,000	Saba Capital Income & Opportunities Fund II	7,190,950
226,250	Special Opportunities Fund, Inc.	3,147,137
200,000	Voya Emerging Markets High Income Dividend Equity Fund	1,141,000
100	Western Asset Global High Income Fund, Inc.	694
212,814	Western Asset Managed Municipals Fund, Inc.	2,306,904

TOTAL CLOSED-END FUNDS - COMMON SHARES
(Cost $177,713,441)		213,202,371

			Maturity	Value
Shares	Description	Rate	Date	(Note 2)
CLOSED-END FUNDS - PREFERRED SHARES (1.03%)
United States - 1.03%
89,385	Virtus Convertible & Income Fund II(b)	5.500%	12/31/99	1,981,665
33,699	XAI Octagon Floating Rate Alternative Income Trust	6.500%	03/31/26	848,878

TOTAL CLOSED-END FUNDS - PREFERRED SHARES
(Cost $2,744,030)				2,830,543

BUSINESS DEVELOPMENT COMPANIES - COMMON SHARES (0.81%)
United States - 0.81%
136,129	Oaktree Specialty Lending Corp.			$2,220,264

TOTAL BUSINESS DEVELOPMENT COMPANIES - COMMON SHARES
(Cost $2,264,131)				2,220,264

BUSINESS DEVELOPMENT COMPANIES - PREFERRED SHARES (2.19%)
United States - 2.19%
50,000	CION Investment Corp.	7.500%	12/30/29	1,250,000
160,246	Crescent Capital BDC, Inc.	5.000%	05/25/26	3,901,990
900,000	PennantPark Floating Rate Capital, Ltd.	4.250%	04/01/26	857,455

TOTAL BUSINESS DEVELOPMENT COMPANIES - PREFERRED SHARES
(Cost $6,189,979)				6,009,445

Principal			Maturity	Value
Amount	Description	Rate	Date	(Note 2)
BUSINESS DEVELOPMENT COMPANY NOTES (3.67%)
United States - 3.67%
$1,500,000	Golub Capital BDC, Inc.	2.050%	02/15/27	1,385,560
1,000,000	MidCap Financial Investment Corp.	4.500%	07/16/26	951,733
5,000,000	MidCap Financial Investment Corp.	5.250%	03/03/25	4,968,005
107,745	MidCap Financial Investment Corp.	8.000%	12/15/28	2,760,427
				10,065,725

TOTAL BUSINESS DEVELOPMENT COMPANY NOTES
(Cost $9,920,052)				10,065,725

CORPORATE BONDS (17.80%)
United States - 17.80%
2,000,000	Barings BDC, Inc.	7.000%	02/15/29	2,090,344
250,000	BlackRock TCP Capital Corp.	6.950%	05/30/29	254,968
629	Blackstone Private Credit Fund(c)	2.625%	12/15/26	595
5,400,000	Blackstone Private Credit Fund	2.625%	12/15/26	5,107,993
157	Blackstone Private Credit Fund(c)	3.250%	03/15/27	150
2,850,000	Blackstone Private Credit Fund	3.250%	03/15/27	2,716,656
290,000	Blackstone Secured Lending Fund(d)	2.125%	02/15/27	270,352
3,000,000	Blackstone Secured Lending Fund	2.850%	09/30/28	2,739,180
500,000	Blue Owl Capital Corp.	2.875%	06/11/28	458,293
3,000,000	Blue Owl Capital Corp.	3.750%	07/22/25	2,965,163
445,000	Blue Owl Capital Corp. II(c)	4.625%	11/26/24	444,242
557,000	Blue Owl Capital Corp. III	3.125%	04/13/27	527,089
428	Blue Owl Credit Income Corp.(c)	3.125%	09/23/26	409
2,492,000	Blue Owl Credit Income Corp.	3.125%	09/23/26	2,379,255
752	Blue Owl Credit Income Corp.(c)	5.500%	03/21/25	751

$2,505,000	Blue Owl Credit Income Corp.	5.500%	03/21/25	$2,503,291
2,718,300	Blue Owl Credit Income Corp.	7.750%	09/16/27	2,864,769
2,500,000	Blue Owl Technology Finance Corp.(c)	4.750%	12/15/25	2,467,455
3,000,000	Blue Owl Technology Finance Corp.(c)	6.750%	06/30/25	3,016,910
1,000,000	Blue Owl Technology Finance Corp. II(c)	6.750%	04/04/29	1,005,099
3,072,928	Franklin BSP Capital Corp.	3.250%	03/30/26	2,974,287
2,370,000	Franklin BSP Capital Corp.(c)	4.850%	12/15/24	2,363,153
1,000,000	FS KKR Capital Corp.	2.625%	01/15/27	940,803
3,500,000	New Mountain Finance Corp.	6.875%	02/01/29	3,544,782
6,000,000	Oaktree Specialty Lending Corp.	7.100%	02/15/29	6,242,141
1,000,000	PennantPark Investment Corp.	4.000%	11/01/26	948,688
				48,826,818

TOTAL CORPORATE BONDS
(Cost $46,955,990)				48,826,818

Shares	Description	Value (Note 2)
SPECIAL PURPOSE ACQUISITION COMPANIES - COMMON SHARES/UNITS (13.81%)(e)
China - 0.47%
65,000	Future Vision II Acquisition Corp.	650,650
60,193	Global Lights Acquisition Corp.	629,619

Hong Kong - 0.54%
46,894	Black Spade Acquisition II Co.	467,064
35,100	JVSPAC Acquisition Corp.	362,934
65,000	YHN Acquisition I, Ltd.	651,300

Ireland - 0.00%(f)
19,034	Heramba Electric PLC	1,618

Israel - 0.00%(f)
120	REE Automotive, Ltd.	847
2,547	Silexion Therapeutics Corp.	80

Malaysia - 0.51%
64,922	Kairous Acquisition Corp. ltd	788,802
51,134	PHP Ventures Acquisition Corp.	605,427

Singapore - 0.55%
53,256	Chenghe Acquisition II Co.	533,625
19,616	Helport AI, Ltd.	1,962
64,612	RF Acquisition Corp.	723,654
25,712	RF Acquisition Corp. II	261,445

United States - 11.74%
50,000	AA Mission Acquisition Corp.	500,500
44,669	Aimei Health Technology Co., Ltd.	468,131
65,000	Andretti Acquisition Corp. II	650,000
260,926	Ares Acquisition Corp. II	2,825,829
30,110	Bayview Acquisition Corp.	310,735
54,328	Bellevue Life Sciences Acquisition Corp.	589,459
65,940	Black Hawk Acquisition Corp.	675,226
65,000	Bowen Acquisition Corp.	698,750
27,500	Cantor Equity Partners, Inc.	275,825
58,500	Cayson Acquisition Corp.	586,170

Shares	Description	Value (Note 2)
65,520	Centurion Acquisition Corp.	$656,510
52,128	Colombier Acquisition Corp. II	534,833
40,000	DT Cloud Star Acquisition Corp.	403,600
65,000	EQV Ventures Acquisition Corp.	645,450
34,404	ESH Acquisition Corp.	365,026
57,276	Flag Ship Acquisition Corp.	579,060
30,880	FutureTech II Acquisition Corp.	339,989
50,000	GigCapital7 Corp	498,500
65,531	Globalink Investment, Inc.	743,122
58,868	GP-Act III Acquisition Corp.	593,389
35,000	Graf Global Corp	351,050
30,342	Haymaker Acquisition Corp. 4, Class A	323,446
25,000	HCM II Acquisition Corp.	250,250
64,668	Horizon Space Acquisition I Corp.	724,715
33,524	IB Acquisition Corp.	335,240
63,942	Inflection Point Acquisition Corp. II	687,377
78,504	Integrated Rail and Resources Acquisition Corp.	865,114
87,536	Integrated Wellness Acquisition Corp.	1,032,049
61,161	Iron Horse Acquisitions Corp.	623,231
50,000	Launch One Acquisition Corp.	500,000
66,874	Legato Merger Corp. III	681,780
55,008	Lionheart Holdings	551,180
65,000	M3-Brigade Acquisition V Corp.	651,950
58,028	Melar Acquisition Corp. I	579,990
66,944	Nabors Energy Transition Corp. II	713,623
42,162	Newbury Street Acquisition Corp.	460,409
243,512	Pershing Square Tontine Holdings(g)	2
285,935	PIMCO Dynamic Income Strategy Fund	6,745,207
32,460	Quetta Acquisition Corp.	337,584
25,000	Silverbox Corp. IV	250,750
50,000	SIM Acquisition Corp. I	502,000
32,462	Spark I Acquisition Corp.	340,462
65,000	Vine Hill Capital Investment Corp.	650,000
50,000	Voyager Acquisition Corp.	500,000
52,742	WinVest Acquisition Corp.	600,204

TOTAL SPECIAL PURPOSE ACQUISITION COMPANIES - COMMON SHARES/UNITS
(Cost $32,209,941)		37,876,744

RIGHTS (0.07%)
China - 0.01%
52,566	Distoken Acquisition Corp., Strike Price $0.01, Expires 12/31/2049	5,099
60,193	Global Lights Acquisition Corp, Strike Price $0.01, Expires 12/31/2049	8,433

Great Britain - 0.00%(f)
62,670	ClimateRock, Strike Price $0.01, Expires 06/01/2027	5,509

Hong Kong - 0.00%(f)
35,100	JVSPAC Acquisition Corp., Strike Price $0.01, Expires 12/31/2049	9,487

Malaysia - 0.00%(f)
64,922	Kairous Acquisition Corp. ltd, Strike Price $11.50, Expires 11/24/2024	4,551

Shares	Description	Value (Note 2)
51,134	PHP Ventures Acquisition Corp., Strike Price $0.01, Expires 12/31/2049(g)	$5,165

Singapore - 0.01%
50,470	A SPAC II Acquisition Corp., Strike Price $0.01, Expires 12/31/2049	651
26,628	Chenghe Acquisition II Co., Strike Price $11.50, Expires 07/29/2029	1,864
64,612	RF Acquisition Corp., Strike Price $0.01, Expires 12/31/2049	7,760

United States - 0.05%
100	Advent Convertible and Income Fund, Strike Price $0.01, Expires 10/17/2024	2
44,669	Aimei Health Technology Co., Ltd., Strike Price $0.01, Expires 12/31/2049	10,274
24,649	Allegro Merger Corp., Strike Price $11.50, Expires 12/31/2049	–
27,690	Alpha Star Acquisition Corp., Strike Price $0.01, Expires 12/13/2026	2,971
51,497	Bannix Acquisition Corp., Strike Price $0.01, Expires 12/31/2049	3,090
30,110	Bayview Acquisition Corp., Strike Price $0.01, Expires 12/31/2049	4,519
54,328	Bellevue Life Sciences Acquisi, Strike Price $0.01, Expires 12/31/2045	5,661
13,188	Black Hawk Acquisition Corp., Strike Price $0.01, Expires 12/31/2049	15,298
65,000	Bowen Acquisition Corp., Strike Price $0.01, Expires 12/31/2049	12,226
21,512	Breeze Holdings Acquisition Corp., Strike Price $0.01, Expires 12/31/2049(g)	3,765
32,760	Centurion Acquisition Corp., Strike Price $11.50, Expires 08/01/2029	2,955
34,404	ESH Acquisition Corp., Strike Price $10.00, Expires 12/31/2049	2,804
65,531	Globalink Investment, Inc., Strike Price $11.50, Expires 04/15/2025	7,864
64,668	Horizon Space Acquisition I Corp., Strike Price $0.01, Expires 12/31/2049	4,850
33,524	IB Acquisition Corp., Strike Price $0.01, Expires 12/31/2049	2,849
61,161	Iron Horse Acquisitions Corp., Strike Price $0.01, Expires 12/31/2049	9,786
67,493	Mars Acquisition Corp., Strike Price $0.01, Expires 12/31/2049	15,523
29,014	Melar Acquisition Corp. I, Strike Price $11.50, Expires 06/01/2031	2,611
67,514	Mountain Crest Acquisition Corp. V, Strike Price $0.01, Expires 12/31/2049	5,401
69,600	NorthView Acquisition Corp., Strike Price $0.01, Expires 12/31/2049	3,557
35,695	OneMedNet Corp., Strike Price $11.50, Expires 12/31/2028	1,210
3,246	Quetta Acquisition Corp., Strike Price $0.01, Expires 12/31/2049	4,220
32,618	Viveon Health Acquisition Corp., Strike Price $0.01, Expires 12/31/2049(g)	1,967

Shares	Description	Value (Note 2)
66,708	Welsbach Technology Metals Acquisition Corp., Strike Price $0.01, Expires 12/31/2049	$7,338
102	Western Asset Global High Income Fund, Inc., Strike Price $0.01, Expires 10/10/2024	1
52,742	WinVest Acquisition Corp., Strike Price $0.01, Expires 12/31/2049	8,439
60,341	Yotta Acquisition Corp., Strike Price $0.01, Expires 12/31/2049	5,437

TOTAL RIGHTS
(Cost $287,323)		193,137

WARRANTS (0.06%)
Austria - 0.01%
41,618	Critical Metals Corp., Strike Price $11.50, Expires 06/06/2028	9,988

Canada - 0.00%(f)
53,236	Borealis Foods, Inc., Strike Price $11.50, Expires 08/26/2026	3,418
32,785	Swiftmerge Acquisition Corp., Strike Price $11.50, Expires 06/17/2028	2,131

Cayman Islands - 0.00%(f)
7,840	Blockchain Coinvestors Acquisition Corp. I, Strike Price $11.50, Expires 11/01/2028	180
24,010	Finnovate Acquisition Corp., Strike Price $11.50, Expires 09/30/2026	480
25,071	Healthcare AI Acquisition Corp., Strike Price $11.50, Expires 12/14/2026	627
32,014	Nvni Group, Ltd., Strike Price $11.50, Expires 11/01/2028	659
14,153	Zapp Electric Vehicles Group, Ltd., Strike Price $11.50, Expires 03/03/2028	140

China - 0.00%(f)
52,566	Distoken Acquisition Corp., Strike Price $11.50, Expires 03/30/2028	747
2,171	ECARX Holdings, Inc., Strike Price $11.50, Expires 12/21/2027	46
16,878	MicroAlgo, Inc., Strike Price $11.50, Expires 12/31/2027	214
10,728	SunCar Technology Group, Inc., Strike Price $11.50, Expires 05/18/2028	2,360

Great Britain - 0.00%(f)
31,335	ClimateRock, Strike Price $11.50, Expires 06/01/2027	708

Hong Kong - 0.00%(f)
28,984	AGBA Group Holding, Ltd., Strike Price $11.50, Expires 03/15/2027	6,376
20,306	MultiMetaVerse Holdings, Ltd., Strike Price $11.50, Expires 03/15/2027	1,168
36,015	NewGenIvf Group, Ltd., Strike Price $11.50, Expires 06/26/2028	605
7,982	Prenetics Global, Ltd., Strike Price $8.91, Expires 05/17/2027	86

Ireland - 0.00%(f)
51,043	SMX Security Matters PLC, Strike Price $11.50, Expires 03/07/2028	414

Shares	Description	Value (Note 2)
Israel - 0.00%(f)
55,368	Holdco Nuvo Group DG, Ltd., Strike Price $11.50, Expires 10/23/2028	$22
44,569	Hub Cyber Security, Ltd., Strike Price $11.50, Expires 02/27/2028	637
77,424	Spree Acquisition Corp. 1, Ltd., Strike Price $11.50, Expires 12/22/2028(g)	8

Luxembourg - 0.00%(f)
14,063	Moolec Science SA, Strike Price $11.50, Expires 09/27/2027	563

Malaysia - 0.00%(f)
32,461	Kairous Acquisition Corp. ltd, Strike Price $11.50, Expires 09/15/2026	179
25,567	PHP Ventures Acquisition Corp., Strike Price $11.50, Expires 08/16/2028(g)	1,127

Singapore - 0.01%
25,235	A SPAC II Acquisition Corp., Strike Price $11.50, Expires 05/03/2027	182
38,763	BitFuFu, Inc., Strike Price $11.50, Expires 06/07/2028	14,497
53,773	ESGL Holdings, Ltd., Strike Price $11.50, Expires 09/24/2026	591
54,501	Euda Health Holdings, Ltd., Strike Price $11.50, Expires 09/24/2026	3,815
64,612	RF Acquisition Corp., Strike Price $11.50, Expires 05/01/2028	1,299
25,712	RF Acquisition Corp. II, Strike Price $0.01, Expires 01/01/2049	1,628

Switzerland - 0.00%(f)
43,768	Genesis Growth Tech Acquisition Corp., Strike Price $11.50, Expires 05/19/2028	9

Taiwan - 0.00%(f)
20,390	Gorilla Technology Group, Inc., Strike Price $11.50, Expires 07/14/2027	846

United States - 0.04%
28,748	Achari Ventures Holdings Corp. I, Strike Price $11.50, Expires 08/05/2026	190
21,731	Aeries Technology, Inc., Strike Price $11.50, Expires 10/20/2026	548
24,649	Allegro Merger Corp., Strike Price $11.50, Expires 12/31/2049	–
27,690	Alpha Star Acquisition Corp., Strike Price $11.50, Expires 12/13/2026	399
11,896	AltEnergy Acquisition Corp., Strike Price $11.50, Expires 11/02/2028	133
8,612	Apexigen, Inc., Strike Price $11.50, Expires 08/31/2027(g)	225
130,463	Ares Acquisition Corp. II, Strike Price $11.50, Expires 06/12/2028	20,874
30,397	AtlasClear Holdings, Inc., Strike Price $11.50, Expires 10/25/2028	334
32,655	Ault Disruptive Technologies Corp., Strike Price $11.50, Expires 06/20/2028	105
51,497	Bannix Acquisition Corp., Strike Price $11.50, Expires 07/31/2026	1,030
1,245	Banzai International, Inc., Strike Price $575.00, Expires 12/31/2026	10

Shares	Description	Value (Note 2)
54,641	Battery Future Acquisition Corp., Strike Price $11.50, Expires 05/26/2028	$557
54,328	Bellevue Life Sciences Acquisi, Strike Price $11.50, Expires 02/10/2028	1,304
81,786	Beneficient, Strike Price $11.50, Expires 03/14/2028	703
15,057	Binah Capital Group, Inc., Strike Price $11.50, Expires 06/07/2028	527
57,401	Blue Ocean Acquisition Corp., Strike Price $11.50, Expires 10/21/2028	930
5,688	Brand Engagement Network, Inc., Strike Price $11.50, Expires 03/14/2029	398
12,512	Breeze Holdings Acquisition Corp., Strike Price $11.50, Expires 05/25/2027	2,628
23,792	Cactus Acquisition Corp. 1, Ltd., Strike Price $11.50, Expires 10/29/2026	557
5,294	CERo Therapeutics Holdings, Inc., Strike Price $11.50, Expires 09/01/2026	27
17,376	Colombier Acquisition Corp. II, Strike Price $11.50, Expires 12/31/2028	5,560
15,030	Concord Acquisition Corp. II, Strike Price $11.50, Expires 12/31/2028	526
51,016	Conduit Pharmaceuticals, Inc., Strike Price $11.50, Expires 02/03/2027	612
2,087	Corner Growth Acquisition Corp., Strike Price $11.50, Expires 12/31/2027	–
72,474	DIH Holdings US, Inc., Strike Price $11.50, Expires 02/07/2028	2,899
17,658	Direct Selling Acquisition Corp., Strike Price $11.50, Expires 09/30/2028	530
54,641	EVe Mobility Acquisition Corp., Strike Price $11.50, Expires 05/12/2028	2,131
17,137	Everest Consolidator Acquisition Corp., Strike Price $11.50, Expires 07/19/2028	509
4,804	ExcelFin Acquisition Corp., Strike Price $11.50, Expires 10/21/2026	717
20,705	FOXO Technologies, Inc., Strike Price $11.50, Expires 08/01/2027	27
30,880	FutureTech II Acquisition Corp., Strike Price $11.50, Expires 02/16/2027	784
9,479	Global Gas Corp., Strike Price $11.50, Expires 10/29/2027	37
65,531	Globalink Investment, Inc., Strike Price $11.50, Expires 12/03/2026	1,638
29,434	GP-Act III Acquisition Corp., Strike Price $11.50, Expires 12/31/2027	3,238
14,320	Griid Infrastructure, Inc., Strike Price $11.50, Expires 12/31/2027	480
15,171	Haymaker Acquisition Corp. 4, Strike Price $11.50, Expires 09/12/2028	2,427
24,100	Hennessy Capital Investment Corp. VI, Strike Price $11.50, Expires 12/31/2027	1,687
64,668	Horizon Space Acquisition I Corp., Strike Price $11.50, Expires 01/26/2028	983
50,640	iCoreConnect, Inc., Strike Price $11.50, Expires 05/15/2028	56
31,971	Inflection Point Acquisition Corp. II, Strike Price $11.50, Expires 07/17/2028	7,638

Shares	Description	Value (Note 2)
39,252	Integrated Rail and Resources Acquisition Corp., Strike Price $11.50, Expires 11/12/2026	$1,570
43,768	Integrated Wellness Acquisition Corp., Strike Price $11.50, Expires 10/31/2028	687
61,161	Iron Horse Acquisitions Corp., Strike Price $11.50, Expires 02/16/2029	1,535
16,682	Jaws Mustang Acquisition Corp., Strike Price $11.50, Expires 01/30/2026	385
68,194	Klotho Neurosciences, Inc., Strike Price $11.50, Expires 06/21/2029	2,728
4,787	Learn CW Investment Corp., Strike Price $11.50, Expires 12/31/2028	407
33,437	Legato Merger Corp. III, Strike Price $11.50, Expires 03/28/2029	5,016
7,755	Maquia Capital Acquisition Corp., Strike Price $11.50, Expires 12/31/2027	178
13,723	MSP Recovery, Inc., Strike Price $0.00, Expires 02/14/2026	550
10,806	MultiSensor AI Holdings, Inc., Strike Price $11.50, Expires 09/01/2027	281
33,472	Nabors Energy Transition Corp. II, Strike Price $11.50, Expires 09/05/2028	3,013
19,815	Nature's Miracle Holding, Inc., Strike Price $11.50, Expires 03/12/2029	260
32,271	New Horizon Aircraft, Ltd., Strike Price $11.50, Expires 04/03/2028	397
21,081	Newbury Street Acquisition Corp., Strike Price $11.50, Expires 12/31/2027	1,897
9,664	NKGen Biotech, Inc., Strike Price $11.50, Expires 05/31/2028	683
4,228	Northern Revival Acquisition Corp., Strike Price $11.50, Expires 12/31/2027(g)	92
34,800	NorthView Acquisition Corp., Strike Price $11.50, Expires 08/02/2027	1,305
5,790	Nuburu, Inc., Strike Price $11.50, Expires 09/07/2027	30
6,735	Nukkleus, Inc., Strike Price $11.50, Expires 12/31/2025	63
48,836	OceanTech Acquisitions I Corp., Strike Price $11.50, Expires 05/10/2026	–
8,341	Onyx Acquisition Co. I, Strike Price $11.50, Expires 11/30/2028	94
1,733	Peak Bio, Inc., Strike Price $11.50, Expires 12/31/2027	–
60,878	PERSHING SQUARE SPARC HOLDINGS, Strike Price $0.01, Expires 12/31/2049(g)	1
35,388	Presto Automation, Inc., Strike Price $11.50, Expires 09/30/2025	42
16,945	Priveterra Acquisition Corp. II, Strike Price $11.50, Expires 12/31/2025	339
42,380	QT Imaging Holdings, Inc., Strike Price $11.50, Expires 12/31/2028	466
37,808	Relativity Acquisition Corp., Strike Price $11.50, Expires 02/11/2027(g)	1,781
69	RMG Acquisition Corp. III, Strike Price $11.50, Expires 12/31/2027	–
15,598	Roadzen, Inc., Strike Price $11.50, Expires 11/30/2028	1,073
953	Roth CH Acquisition Co., Strike Price $11.50, Expires 10/29/2028	1
30,975	Roth CH Acquisition V Co., Strike Price $11.50, Expires 12/10/2026	1,462

Shares	Description	Value (Note 2)
13,545	Royalty Management Holding Corp., Strike Price $11.50, Expires 05/28/2026	$142
20,602	Southland Holdings, Inc., Strike Price $11.50, Expires 09/01/2026	7,652
32,793	Southport Acquisition Corp., Strike Price $11.50, Expires 05/24/2028	2,623
16,231	Spark I Acquisition Corp., Strike Price $11.50, Expires 11/27/2028	2,110
41,072	Syntec Optics Holdings, Inc., Strike Price $11.50, Expires 11/08/2026	2,875
6,195	TLGY Acquisition Corp., Strike Price $11.50, Expires 01/14/2028	186
32,618	Viveon Health Acquisition Corp., Strike Price $11.50, Expires 12/31/2027(g)	196
34,072	Volato Group, Inc., Strike Price $11.50, Expires 12/03/2028	174
19,208	VSee Health, Inc., Strike Price $11.50, Expires 11/04/2028	768
52,742	WinVest Acquisition Corp., Strike Price $11.50, Expires 02/19/2026	717
6,768	XBP Europe Holdings, Inc., Strike Price $11.50, Expires 12/31/2027	87
60,341	Yotta Acquisition Corp., Strike Price $11.50, Expires 03/15/2027	1,267
48,471	ZyVersa Therapeutics, Inc., Strike Price $11.50, Expires 12/20/2026(g)	3,393

TOTAL WARRANTS
(Cost $785,576)		168,234

EXCHANGE TRADED FUNDS (1.47%)
United States - 1.47%
50,000	Utilities Select Sector SPDR® Fund	4,039,000

TOTAL EXCHANGE TRADED FUNDS
(Cost $2,922,186)		4,039,000

Principal			Maturity	Value
Amount	Description	Rate	Date	(Note 2)
GOVERNMENT BOND (3.64%)
United States - 3.64%
$1,000,000	U.S. Treasury Note	0.140%	11/30/24	999,641
4,000,000	U.S. Treasury Note	0.200%	12/31/24	3,995,684
5,000,000	U.S. Treasury Note	0.380%	05/31/25	5,001,301

TOTAL GOVERNMENT BOND
(Cost $9,985,065)				9,996,626

		7-Day	Value
Shares	Description	Yield	(Note 2)
SHORT-TERM INVESTMENTS (14.17%)
Money Market Fund - 14.17%
38,865,547	State Street Institutional Treasury Money Market Fund Premier Class	4.97%	38,865,547

TOTAL SHORT-TERM INVESTMENTS
(Cost $38,865,547)			38,865,547

		7-Day	Value
Shares	Description	Yield	(Note 2)
TOTAL INVESTMENTS (136.43%)
(Cost $330,843,261)			$374,294,454

Series A Cumulative Perpetual Preferred Shares (-35.63)			(97,750,000)
Liabilities in Excess of Other Assets (-0.80%)(h)			(2,182,610)
NET ASSETS ATTRIBUTABLE TO COMMON SHAREHOLDERS (100.00%)			$274,361,844

SCHEDULE OF SECURITIES SOLD SHORT

Description	Shares	Value (Note 2)
EXCHANGE TRADED FUNDS - COMMON SHARES (-13.95%)
Invesco S&P 500 Equal Weight ETF	(100,895)	$(18,076,348)
iShares Core S&P 500 ETF	(35,000)	(20,188,700)

TOTAL EXCHANGE TRADED FUNDS - COMMON SHARES		(38,265,048)

TOTAL SECURITIES SOLD SHORT
(Proceeds $36,616,531)		$(38,265,048)

(a)	All or a portion of the security is pledged as collateral for securities sold short. As of September 30, 2024, the aggregate value of those securities was $17,243,500 representing 6.28% of net assets.
(b)	Perpetual maturity.
(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2024, the market value of those Rule 144A securities held by the Fund was $9,298,764 representing 3.39% of the Fund's net assets.
(d)	Securities were purchased pursuant to Regulation S under the Securities Act of 1933, as amended, which exempts securities offered and sold outside of the United States from registration. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, as amended, or pursuant to an exemption from registration. These securities have been deemed liquid under procedures approved by the Fund's Board of Directors (the "Board"). As of September 30, 2024, the aggregate fair value of those securities was $270,352 representing 0.10% of net assets.
(e)	Non-income producing security.
(f)	Less than 0.005%.
(g)	As a result of the use of significant unobservable inputs to determine fair value, the investment has been classified as a Level 3 asset.
(h)	Includes cash in the amount of $35,027,298 which is being held as collateral for securities sold short.

See Notes to Quarterly Statement of Investments.

RiverNorth Opportunities Fund, Inc.

Notes to Quarterly Statement of Investments

September 30, 2024 (Unaudited)

1. ORGANIZATION

RiverNorth Opportunities Fund, Inc. (the “Fund”) was organized as a Maryland corporation on September 9, 2010. The Fund commenced operations on December 24, 2015, and had no operations until that date other than those related to organizational matters and the registration of its shares under applicable securities laws.

The Fund is a diversified, closed-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s Articles of Amendment and Restatement permit the Board of Directors (the “Board” or “Directors”) to authorize and issue 37,500,000 shares of common stock with $0.0001 par value per share, 3,910,000 of which have been reclassified as Series A Perpetual Preferred Stock. The Fund is considered an investment company and therefore follows the Investment Company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 Financial Services – Investment Companies.

The Fund may be converted to an open-end investment company at any time if approved by two-thirds of the Board and at least two-thirds of the Fund’s total outstanding shares. If the Fund converted to an open-end investment company, it would be required to redeem all preferred stock of the Fund then outstanding, if any (requiring in turn that it liquidate a portion of its investment portfolio). Conversion to open-end status could also require the Fund to modify certain investment restrictions and policies. The Board may at any time (but is not required to) propose conversion of the Fund to open-end status, depending upon its judgment regarding the advisability of such action in light of circumstances then prevailing.

The Fund’s investment adviser is RiverNorth Capital Management, LLC (the “Adviser”). The Fund’s investment objective is total return consisting of capital appreciation and current income.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund. These policies are in conformity with generally accepted accounting principles in the United States of America (“U.S. GAAP”). The financial statements are prepared in accordance with U.S. GAAP, which requires management to make estimates and assumptions that affect the reported amounts and disclosures, including the disclosure of contingent assets and liabilities, in the financial statements during the reporting period. Management believes the estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the financial statements may differ from the value the Fund ultimately realizes upon sale of the securities. The financial statements have been prepared as of the close of the New York Stock Exchange (“NYSE”) on June 30, 2024.

The Fund invests in closed-end funds, exchange-traded funds and business development companies (collectively, “Underlying Funds”), each of which has its own investment risks. Those risks can affect the value of the Fund’s investments and therefore the value of the Fund’s shares. To the extent that the Fund invests more of its assets in one Underlying Fund than in another, the Fund will have greater exposure to the risks of that Underlying Fund.

Security Valuation: The Fund’s investments are generally valued at their fair value using market quotations. If a market quotation is unavailable, a security may be valued at its estimated fair value as described in Note 3.

Securities Transactions and Investment Income: Investment security transactions are accounted for on a trade date basis. Dividend income is recorded on the ex-dividend date. Interest income, which includes accretion of discounts and amortization of premiums calculated using yield to maturity, is accrued and recorded as earned. Realized gains and losses from securities transactions and unrealized appreciation and depreciation of securities are determined using the specific identification method for both financial reporting and tax purposes.

3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS

Fair value is defined as the price that the Fund might reasonably expect to receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. U.S. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including using such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

Level 2 – Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 – Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities, including closed-end funds, exchange-traded funds and business development companies, are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices more accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Sometimes, an equity security owned by the Fund will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security will be classified as a Level 2 security. When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Adviser, as valuation designee, in conformity with guidelines adopted by and subject to review by the Board. These securities will be categorized as Level 3 securities.

Investments in mutual funds, including short term investments, are generally priced at the ending NAV provided by the service agent of the funds. These securities will be classified as Level 1 securities.

Domestic and foreign fixed income securities, including foreign and U.S. corporate bonds, foreign and U.S. government bonds, and business development company notes are normally valued on the basis of quotes obtained from brokers and dealers or independent pricing services. Foreign currency positions, including forward foreign currency contracts, are priced at the mean between the closing bid and asked prices at 4:00 p.m. Eastern Time. Prices obtained from independent pricing services typically use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Data used to establish quotes includes analysis of cash flows, pre-payment speeds, default rates, delinquency assumptions and assumptions regarding collateral and loss assumptions. These securities will be classified as Level 2 securities.

Pursuant to the requirements of Rule 2a-5 under the 1940 Act, the Board approved updated valuation procedures for the Fund and designated the Adviser as the Fund’s valuation designee to make all fair valuation determinations with respect to the Fund’s portfolio investments, subject to the Board’s oversight.

In accordance with the Fund’s good faith pricing guidelines, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) discounted cash flow models; (iii) weighted average cost or weighted average price; (iv) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (v) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Adviser’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before the Fund’s NAV calculation that may affect a security’s value, or the Adviser is aware of any other data that calls into question the reliability of market quotations.

Good faith pricing may also be used in instances when the bonds in which the Fund invests default or otherwise cease to have market quotations readily available.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2024:

Investments in Securities at Value	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Closed-End Funds - Common Shares	$213,202,371	$–	$–	$213,202,371
Closed-End Funds - Preferred Shares	2,830,543	–	–	2,830,543
Business Development Companies - Preferred Shares	3,901,990	2,107,455	–	6,009,445
Business Development Companies - Common Shares	2,220,264	–	–	2,220,264
Business Development Company Notes	2,760,427	7,305,298	–	10,065,725
Corporate Bonds	–	48,826,818	–	48,826,818
Special Purpose Acquisition Companies - Common Shares/Units	36,095,466	1,781,276	2	37,876,744
Rights	152,883	29,357	10,897	193,137
Warrants	154,995	6,416	6,823	168,234
Exchange Traded Funds	4,039,000	–	–	4,039,000
Government Bond	–	9,996,626	–	9,996,626
Short-Term Investments	38,865,547	–	–	38,865,547
Total	$304,223,486	$70,053,246	$17,722	$374,294,454
Other Financial Instruments
Liabilities:
Securities Sold Short
Exchange Traded Funds - Common Shares	$(38,265,048)	$–	$–	$(38,265,048)
Total	$(38,265,048)	$–	$–	$(38,265,048)

For the period ended September 30, 2024, there were no significant transfers into/out of Level 3.

Short Sale Risks: The Fund and the Underlying Funds may engage in short sales. A short sale is a transaction in which a fund sells a security it does not own in anticipation that the market price of that security will decline. To establish a short position, a fund must first borrow the security from a broker or other institution. The fund may not always be able to borrow a security at a particular time or at an acceptable price. Accordingly, there is a risk that a fund may be unable to implement its investment strategy due to the lack of available securities or for other reasons. After selling a borrowed security, a fund is obligated to “cover” the short sale by purchasing and returning the security to the lender at a later date. The Fund and the Underlying Funds cannot guarantee that the security will be available at an acceptable price. Positions in shorted securities are speculative and more risky than long positions (purchases) in securities because the maximum sustainable loss on a security purchased is limited to the amount paid for the security plus the transaction costs, whereas there is no maximum attainable price of the shorted security. Therefore, in theory, securities sold short have unlimited risk. Short selling will also result in higher transaction costs (such as interest and dividends), and may result in higher taxes, which reduce a fund’s return.

Special Purpose Acquisition Company Risk: The Fund may invest in special purpose acquisition companies (“SPACs”). SPACs are collective investment structures that pool funds in order to seek potential acquisition opportunities. SPACs are generally publicly traded companies that raise funds through an initial public offering (“IPO”) for the purpose of acquiring or merging with another company to be identified subsequent to the SPAC’s IPO. The securities of a SPAC are often issued in “units” that include one share of common stock and one right or warrant (or partial right or warrant) conveying the right to purchase additional shares or partial shares. Unless and until an acquisition is completed, a SPAC generally invests its assets (less an amount to cover expenses) in U.S. Government securities, money market fund securities and cash. SPACs and similar entities may be blank check companies with no operating history or ongoing business other than to seek a potential acquisition. Accordingly, the value of their securities is particularly dependent on the ability of the entity’s management to identify and complete a profitable acquisition. Certain SPACs may seek acquisitions only in limited industries or regions, which may increase the volatility of their prices. If an acquisition or merger that meets the requirements for the SPAC is not completed within a predetermined period of time, the invested funds are returned to the entity’s shareholders, less certain permitted expenses. Accordingly, any rights or warrants issued by the SPAC will expire worthless. Certain private investments in SPACs may be illiquid and/or be subject to restrictions on resale. Additionally, the Fund may acquire certain private rights and other interests issued by a SPAC (commonly referred to as “founder shares”), which may be subject to forfeiture or expire worthless and which typically have more limited liquidity than SPAC shares issued in an IPO. To the extent the SPAC is invested in cash or similar securities, this may impact a Fund’s ability to meet its investment objective.

Private Debt Risk: The Fund may invest in notes issued by private funds (“private debt”). Private debt often may be illiquid and is typically not listed on an exchange and traded less actively than similar securities issued by public funds. For certain private debt, trading may only be possible through the assistance of the broker who originally brought the security to the market and has a relationship with the issuer. Due to the limited trading market, independent pricing services may be unable to provide a price for private debt, and as such the fair value of the securities may be determined in good faith under procedures approved by the Board, which typically will include the use of one or more independent broker quotes.

Rights and Warrants Risks: Warrants are securities giving the holder the right, but not the obligation, to buy the stock of an issuer at a given price (generally higher than the value of the stock at the time of issuance) during a specified period or perpetually. Warrants do not carry with them the right to dividends or voting rights with respect to the securities that they entitle their holder to purchase and they do not represent any rights in the assets of the issuer. As a result, warrants may be considered to have more speculative characteristics than certain other types of investments. In addition, the value of a warrant does not necessarily change with the value of the underlying securities and a warrant ceases to have value if it is not exercised prior to its expiration date.

Rights are usually granted to existing shareholders of a corporation to subscribe to shares of a new issue of common stock before it is issued to the public. The right entitles its holder to buy common stock at a specified price. Rights have similar features to warrants, except that the life of a right is typically much shorter, usually a few weeks.

During the period ended September 30, 2024, the Fund invested in rights and warrants, which are disclosed in the Statement of Investments.